Income Taxes - Components of Deferred Income Taxes Asset (Liability) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Deferred tax assets and liabilities [abstract]
Inventories	$ 26.9	$ 20.0	$ 19.0
Investment tax credits receivable	(2.2)	(8.6)	(15.2)
Trade payables and accruals	9.9	7.3	7.3
Provisions	91.0	80.9	90.6
Other financial liabilities	15.9	13.4	18.0
Deferred revenues	15.5	15.5	18.1
Other	4.3	1.5	2.1
Deferred tax assets (liabilities), Current	161.3	130.0	139.9
Property, plant and equipment	(47.0)	(40.1)	(30.1)
Intangible assets	(56.9)	(37.4)	(37.6)
Provisions	15.5	17.6	25.6
Long-term debt	6.4	(1.1)	7.8
Deferred revenues	31.0	29.1	30.1
Employee future benefit liabilities	45.4	42.8	37.9
Other non-current liabilities	1.9	1.4	3.7
Other	4.8	4.8	5.4
Deferred tax assets (liabilities), Non-current	1.1	17.1	42.8
Related to non-capital losses carried forward	10.3	10.9	18.3
Related to capital losses carried forward	29.3	29.9	29.7
Deferred tax assets (liabilities), Gross	202.0	187.9	230.7
Unrecognized tax benefits	(33.3)	(24.1)	(31.2)
Total	$ 168.7	$ 163.8	$ 199.5